Summarized Financial Information for Cheniere Energy Partners, L.P. (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Condensed Financial Statements
The following tables summarize Statement of Operations and Balance Sheet information for Cheniere Partners. Additional information on Cheniere Partners’ results of operations and financial position are included in this prospectus.

Summarized Cheniere Energy Partners, L.P. Statements of Operations Information
	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Statement of operations data:
Revenues (including transactions with affiliates)	$268,191	$264,498	$283,888
Expenses (including transactions with affiliates)	(300,877)	(226,253)	(161,803)
Other expense	(225,431)	(213,676)	(175,645)
Net loss	(258,117)	(175,431)	(53,560)

Summarized Cheniere Energy Partners, L.P. Balance Sheet Information
	December 31,
	2013	2012
	(in thousands)
Current assets	$613,128	$533,123
Property, plant and equipment, net	6,383,939	3,219,592
Other	76,032	—
Other noncurrent assets	1,519,716	513,072
Total assets	8,516,783	4,265,787

Current liabilites	265,888	155,836
Long-term debt, net	6,576,273	2,167,113
Other noncurrent liabilities	34,879	62,860
Partners’ equity	1,639,744	1,879,978
Total liabilities and partners’ equity	8,516,784	4,265,787

The following tables are summarized Consolidated Statements of Operations and Consolidated Balance Sheets information for Cheniere Partners. Additional information on Cheniere Partners’ results of operations and financial position are contained in its Quarterly Report on Form 10-Q for the quarter ended June 30, 2014, which is included in this filing as Exhibit 99.1 and incorporated herein by reference.

Summarized Cheniere Energy Partners, L.P. Consolidated Statements of Operations Information
(in thousands)
(unaudited)
	Six Months Ended June 30,
	2014	2013
Revenues (including transactions with affiliates)	$134,549	$133,747
Expenses (including transactions with affiliates)	(137,189)	(148,503)
Other expense	(293,317)	(83,987)
Net loss	$(295,957)	$(98,743)

Summarized Cheniere Energy Partners, L.P. Consolidated Balance Sheets Information
(in thousands)
	June 30,	December 31,
	2014	2013
	(unaudited)
Current assets	$686,202	$613,128
Non-current assets	10,026,238	7,903,655
Total assets	$10,712,440	$8,516,783

Current liabilities	$381,497	$265,887
Non-current liabilities	9,036,664	6,611,152
Partners’ equity	1,294,279	1,639,744
Total liabilities and partners’ equity	$10,712,440	$8,516,783